   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  July 13, 2017 to August 11, 2017

   Commission File Number of issuing entity:  333-207132-01

   Central Index Key Number of issuing entity:  0001663645

   Citigroup Commercial Mortgage Trust 2016-GC36

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-207132

   Central Index Key Number of depositor:  0001258361

   Citigroup Commercial Mortgage Securities Inc.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541502

   Goldman Sachs Mortgage Company

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541001

   Citigroup Global Markets Realty Corp.

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001558761

   Cantor Commercial Real Estate Lending, L.P.

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001682511

   Starwood Mortgage Funding I LLC

   (Exact name of sponsor as specified in its charter)

   Richard Simpson (212) 816-5343

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-3984680

38-3984681

38-7145068

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
A‑5	___	___	X	___
A‑AB	___	___	X	___
X-A	___	___	X	___
A-S	___	___	X	___
B	___	___	X	___
EC	___	___	X	___
C	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 11, 2017, a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-GC36.

The distribution report is attached as an Exhibit to this Form 10-D.  Please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the "Depositor") and held by Citigroup Commercial Mortgage Trust 2016-GC36 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from July 13, 2017 to August 11, 2017.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 14, 2017. The CIK number of the Depositor is 0001258361.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on August 11, 2017. The CIK number of GSMC is 0001541502.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 14, 2017. The CIK number of CGMRC is 0001541001.

Cantor Commercial Real Estate Lending, L.P. ("CCREL"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 10, 2017. The CIK number of CCREL is 0001558761.

Starwood Mortgage Funding I LLC ("Starwood "), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 14, 2017. The CIK number of Starwood is 0001682511.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee under 276 residential mortgage- backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts. On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice. That same day, a group of institutional investors filed a putative class action complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Federal Court Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Federal Court Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs. The Federal Court Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the District Court by RMBS investors in these and other transactions, and these cases against Wells Fargo Bank are proceeding before the same District Court judge. A similar complaint was also filed May 27, 2016 in New York state court by a different plaintiff investor. On January 19, 2016, an order was entered in connection with the Federal Court Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Federal Court Complaint; the District Court also allowed plaintiffs to file amended complaints as to the remaining, non-dismissed trusts, if they so chose, and three amended complaints have been filed. On December 17, 2016, the investor plaintiffs in the 261 trusts dismissed from the Federal Court Complaint filed a new complaint in New York state court (the “State Court Complaint”). On July 11, 2017, certain PIMCO investment funds filed a civil complaint relating to Wells Fargo Bank's setting aside reserves for legal fees and expenses in connection with the liquidation of 11 RMBS trusts at issue in the State Court Complaint.  The complaint seeks, among other relief, declarations that Wells Fargo Bank is not entitled to (i) indemnification from, (ii) advancement of funds from, or (iii) taking reserves from trust funds for legal fees and expenses it incurs in defending the claims in the State Court Complaint. With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

Item 7.  Change in Sponsor Interest in Securities.

None.

Item 9.  Other Information.

KeyBank National Association, in its capacity as Master Servicer for Citigroup Commercial Mortgage Trust 2016-GC36, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	07/12/2017	$0.00
Current Distribution Date:	08/11/2017	$0.00
Loan Combination Custodial Account Balance
Prior Distribution Date:	07/12/2017	$0.00
Current Distribution Date:	08/11/2017	$0.00
REO Account Balance
Prior Distribution Date:	07/12/2017	$0.00
Current Distribution Date:	08/11/2017	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Citigroup Commercial Mortgage Trust 2016-GC36, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	07/12/2017	$4,779.13
Current Distribution Date:	08/11/2017	$4,943.70
Interest Reserve Account Balance
Prior Distribution Date:	07/12/2017	$0.00
Current Distribution Date:	08/11/2017	$0.00
Excess Interest Distribution Account Balance
Prior Distribution Date:	07/12/2017	$0.00
Current Distribution Date:	08/11/2017	$0.00
Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date:	07/12/2017	$0.00
Current Distribution Date:	08/11/2017	$0.00
Exchangeable Distribution Account Balance
Prior Distribution Date:	07/12/2017	$0.00
Current Distribution Date:	08/11/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)          Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-GC36, relating to the August 11, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.

(Depositor)

/s/   Paul Vanderslice

Paul Vanderslice, President

Date:  August 25, 2017

EXHIBIT INDEX

Exhibit Number            Description

EX 99.1                 Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-GC36, relating to the August 11, 2017 distribution.